Accounts Receivable Arrangements - Schedule of Net Sales Financed through Financing Agreement (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales financed		$ 19,977,150	$ 19,069,970	$ 17,323,163
Flooring Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales financed		2,092,218	1,961,379	1,734,860
Flooring fees	[1]	$ 13,277	$ 13,130	$ 10,698

[1]	Flooring fees are included within “Interest expense and finance charges, net.”